Net Income (Loss) Per Common Share - Reconciliation of Numerator and Denominator (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss)-basic	$ (3,682)	$ (5,696)	$ (6,864)	$ (7,852)	$ 69,713	$ (6,431)	$ (8,306)	$ (11,154)	$ (24,094)	$ 43,822	$ (21,584)
Less: noncash income from change in fair value of common stock warrants										3,906	9,344
Net income (loss)-diluted									$ (24,094)	$ 39,916	$ (30,928)
Denominator:
Weighted-average number of common shares outstanding									71,524	70,242	60,335
Dilutive effect of equity incentive awards										1,873
Dilutive effect of warrants										1,368	3,051
Weighted-average common shares outstanding and dilutive potential common share-diluted									71,524	73,483	63,386
Net income (loss) per share:
Basic	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.11)	$ 0.98	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.34)	$ 0.62	$ (0.36)
Diluted	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.11)	$ 0.86	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.34)	$ 0.54	$ (0.49)